Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: October 9, 2025

Payment Date	10/15/2025
Collection Period Start	9/1/2025
Collection Period End	9/30/2025
Interest Period Start	9/15/2025
Interest Period End	10/14/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$108,480,337.15	$23,436,838.31	$85,043,498.84	0.128234	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$316,170,337.15	$23,436,838.31	$292,733,498.84

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$337,175,819.28	$312,351,289.87	0.154186
YSOC Amount	$16,257,788.07	$14,870,096.97
Adjusted Pool Balance	$320,918,031.21	$297,481,192.90
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$108,480,337.15	3.17000%	30/360	$286,568.89
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$316,170,337.15			$892,660.39

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$337,175,819.28	$312,351,289.87
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$320,918,031.21	$297,481,192.90
Number of Receivables Outstanding	41,110	39,790
Weighted Average Contract Rate	3.63%	3.63%
Weighted Average Remaining Term (months)	22.5	21.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,033,653.01
Principal Collections	$24,503,465.41
Liquidation Proceeds	$168,401.32
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$25,705,519.74
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$25,705,519.74

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$280,979.85	$280,979.85	$—	$—	$25,424,539.89
Interest - Class A-1 Notes	$—	$—	$—	$—	$25,424,539.89
Interest - Class A-2 Notes	$—	$—	$—	$—	$25,424,539.89
Interest - Class A-3 Notes	$286,568.89	$286,568.89	$—	$—	$25,137,971.00
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$24,720,951.33
First Allocation of Principal	$—	$—	$—	$—	$24,720,951.33
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$24,664,139.58
Second Allocation of Principal	$—	$—	$—	$—	$24,664,139.58
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$24,601,947.33
Third Allocation of Principal	$—	$—	$—	$—	$24,601,947.33
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$24,531,879.50
Fourth Allocation of Principal	$18,689,144.25	$18,689,144.25	$—	$—	$5,842,735.25
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,842,735.25
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,095,041.19
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,095,041.19
Remaining Funds to Certificates	$1,095,041.19	$1,095,041.19	$—	$—	$—
Total	$25,705,519.74	$25,705,519.74	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$16,257,788.07
Increase/(Decrease)	$(1,387,691.10)
Ending YSOC Amount	$14,870,096.97

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$320,918,031.21	$297,481,192.90
Note Balance	$316,170,337.15	$292,733,498.84
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.10%	29	$321,064.00
Liquidation Proceeds of Defaulted Receivables[2]	0.05%	215	$168,401.32
Monthly Net Losses (Liquidation Proceeds)			$152,662.68
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.00%
Current Collection Period			0.56%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$5,126,458.60
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.49%	147	$1,529,847.75
60-89 Days Delinquent	0.22%	61	$692,628.25
90-119 Days Delinquent	0.07%	19	$216,563.67
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.78%	227	$2,439,039.67

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$153,683.44
Total Repossessed Inventory		15	$187,639.93

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		80	$909,191.92
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.30%
Current Collection Period			0.29%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.58	0.19%	54	0.14%